Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0000840551
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Document period end date	Sep. 30, 2021
Entity File Number	001-38524
Entity Registrant Name	TITAN MEDICAL INC
Entity Address Line One	155 University Avenue
Entity Address Line Two	Suite 750
Entity Address City or Town	Toronto
Entity Address State or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5H 3B7